Other Income and Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2013
Other Income And Expenses [Abstract]
Other Income and Expense, Net

Other income and expenses, net consisted of the following:

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Research and development funding	57	102	128
Phase-out and start-up costs	(4)	—	(8)
Exchange gain, net	8	5	8
Patent costs	(40)	(20)	(28)
Gain on sale of businesses and non-current assets	83	9	15
Other, net	(9)	(5)	(6)

Total	95	91	109